Leases, Lease Obligations (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) Arrangement	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Movement on lease obligations [Abstract]
Balance	$ 250.4
Balance	194.5	$ 250.4
Included within [Abstract]
Current liabilities	1,860.9	1,788.3
Non-current liabilities	5,664.7	6,143.4
Total liabilities	$ 7,525.6	7,931.7	$ 8,018.5
Finance leases [Abstract]
Number of lease arrangements classified as finance leases | Arrangement	6
Net investments in leases	$ 6.0	5.5
Within One Year [Member]
Finance leases [Abstract]
Net investment in finance lease included in other receivables	1.9	2.1
Lease Obligations [Member]
Movement on lease obligations [Abstract]
Balance	250.4	293.3
Additions	35.1	41.6
Disposals	0.0	(0.2)
Payments	(89.5)	(93.3)
Interest	10.0	13.2
Transferred to held for sale	(11.4)	0.0
Foreign exchange	(0.1)	(4.2)
Balance		250.4
Included within [Abstract]
Current liabilities	74.9	82.2
Non-current liabilities	119.6	168.2
Total liabilities	194.5	250.4
IFRS 16 [Member]
Movement on lease obligations [Abstract]
Balance	0.0	269.8
Balance		0.0
IFRS 16 [Member] | Transfer from Finance Lease Liability [Member] | Lease Obligations [Member]
Movement on lease obligations [Abstract]
Balance	$ 0.0	23.5
Balance		$ 0.0